UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

2960 N. Meridian Street, Ste.300, Indianapolis, IN 46208

William Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

December 31, 2007

Fund Advisor:

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW, Suite 1650

Atlanta, Georgia 30339

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member FINRA, SIPC, 2960 N. Meridian St. Ste. 300, Indianapolis, IN 46208.

Crawford Dividend Growth Fund

Management’s Discussion & Analysis

For the twelve months ended December 31, 2007, the Crawford Dividend Growth Fund Class C shares returned 0.11% and Class I shares returned 1.08%, outperforming the Russell 1000 Value which returned -0.17% and underperforming the S&P 500 Index which returned 5.49% for the same period. During the course of 2007, it was the Fund’s policy to remain fully invested in common stocks, which we classify as 95% or greater of the Fund’s assets.

In 2007, the stocks in the financial sector were the worst performing economic sector for the year. The financial stocks owned in the Fund outperformed the financial stocks in the S&P 500 Index and Russell 1000 Value Index. The financial sector (including insurance holdings) remains our largest commitment with an average weighting in 2007 of just under 30% of the portfolio’s assets versus 20.5% for the S&P 500 Index and 33% for the Russell 1000 Value Index. We are attracted to the characteristics that these investments offer. In this sector we are able to identify attractive dividend yield, dividend growth, earnings growth, and price to earnings ratios that, in our opinion, are reasonable relative to the overall market.

We believe quality is a hallmark characteristic of the portfolio, and that over time investing in high quality companies with attractive valuations is a prudent way of producing attractive long-term returns. In 2007 we held over 88% of the portfolio’s assets in stocks with an S&P Quality rating of A or better versus a weighting of 47% for the S&P 500 Index and 51% for the Russell 1000 Value Index. As in 2006, quality was not a positive contributor to the portfolio’s returns this past year. Our investment philosophy leads us to purchase high quality stocks with stable earnings and cash flow when we believe they represent attractive value. As the economy moves into a period of slower growth, we believe investors will be attracted to stable businesses which offer more consistent earnings growth.

As we enter 2008, the financial markets are evidencing concern over the prospect for economic growth. While we expect significant slowing in overall growth, particularly in the first half of the year, we believe the stock market will be discounting economic improvement before the year finishes. Inflation should remain well contained. Valuations on large U.S. stocks appear attractive and we believe the Fund is positioned to earn reasonable returns as investors become more interested in high quality stocks.

Thank you for your investment in the Crawford Dividend Growth Fund.

The views expressed are those of the investment adviser as of December 31, 2007 and are not intended as a forecast or as investment recommendations. Weightings information is accurate as of December 31, 2007 but may change at any time and is not indicative of how the Fund may be invested in the future.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

* In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other non-recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

** The S&P 500 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the S&P 500 Index or the Russell 1000 Value Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations) and held through December 31, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-431-1716. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-431-1716. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1As a percentage of net assets

2 Common Stock.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 20% of its assets in fixed income investments rated A+ or better by Standard & Poor’s, including U.S. Government securities, corporate debt securities, mortgage-backed securities and convertible securities. The Fund may invest its assets in American Depository Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; short-term redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions of Class C shares made less than one year after purchase. The second line of each table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During the Period* (July 1 2007 – December 31, 2007)
Actual	$1,000.00	$952.61	$9.84
Hypothetical **	$1,000.00	$1,015.13	$10.16

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During the Period* (July 1, 2007 – December 31, 2007)
Actual	$1,000.00	$956.66	$4.93
Hypothetical **	$1,000.00	$1,020.16	$5.09

*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund
Schedule of Investments
December 31, 2007

Common Stocks - 98.17%	Shares	Value

Accident & Health Insurance - 3.68%
AFLAC, Inc.	23,775	$ 1,489,028

Beverages - 3.51%
PepsiCo, Inc.	18,700	1,419,330

Computer & Office Equipment - 3.19%
International Business Machines Corp.	11,950	1,291,795

Construction, Mining & Materials Handling Machinery & Equipment - 2.81%
Dover Corp.	24,700	1,138,423

Drilling Oil & Gas Wells - 3.66%
Helmerich & Payne, Inc.	36,925	1,479,585

Electronic & Other Electrical Equipment - 3.06%
General Electric Co.	33,400	1,238,138

Financial Services - 2.66%
American Capital Strategies, Ltd.	32,650	1,076,144

Fire, Marine & Casualty Insurance - 2.69%
American International Group, Inc.	18,700	1,090,210

Footwear (No Rubber) - 2.71%
Wolverine World Wide, Inc.	44,800	1,098,496

Insurance Agents, Brokers & Service- 2.71%
Arthur J. Gallagher & Co.	45,350	1,097,017

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 2.93%
Cintas Corp.	35,300	1,186,786

Miscellaneous Food Preparations & Kindred Products - 3.27%
McCormick & Co., Inc.	34,925	1,324,007

National Commercial Banks - 2.98%
U.S. Bancorp	38,050	1,207,707

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.97%
The Valspar Corp.	53,350	1,202,509

Perfumes, Cosmetics & Other Toilet Preparations - 3.53%
Colgate-Palmolive Co.	18,350	1,430,566

Petroleum Refining - 6.58%
Chevron Corp.	13,875	1,294,954
Exxon Mobil Corp.	14,600	1,367,874
		2,662,828
*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
December 31, 2007

Common Stocks - 98.17% - continued	Shares	Value

Pharmaceutical Preparations - 9.56%
Abbott Laboratories	23,925	$ 1,343,389
Johnson & Johnson	20,525	1,369,018
Pfizer, Inc.	50,925	1,157,525
		3,869,932

Retail - Drug Stores and Proprietary Stores - 3.14%
Walgreen Co.	33,375	1,270,920

Semiconductors & Related Devices - 2.85%
Linear Technology Corp.	36,275	1,154,633

Services - Computer Processing & Data Preparation - 3.05%
Automatic Data Processing, Inc.	27,700	1,233,481

Ship & Boat Building & Repairing - 3.42%
General Dynamics Corp.	15,550	1,383,794

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.77%
The Procter & Gamble Company	20,775	1,525,300

State Commercial Banks - 3.74%
Northern Trust Corp.	19,775	1,514,369

Surety Insurance - 3.09%
Ambac Financial Group, Inc.	48,500	1,249,845

Telephone Communications - 3.32%
AT&T, Inc.	32,350	1,344,466

Wholesale - Durable Goods - 3.33%
W.W. Grainger, Inc.	15,425	1,349,996

Wholesale - Groceries & Related Products - 3.12%
Sysco Corp.	40,475	1,263,225

Wholesale - Motor Vehicle Supplies & New Parts - 2.84%
Genuine Parts Co.	24,850	1,150,555

TOTAL COMMON STOCKS (Cost $35,177,219)		39,743,085

Money Market Securities - 1.65%
Huntington Money Market Fund - Investment Shares, 3.44% (a)	667,075	667,075

TOTAL MONEY MARKET SECURITIES (Cost $667,075)		667,075

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
December 31, 2007

	Shares	Value

TOTAL INVESTMENTS (Cost $35,844,294) - 99.82%		$ 40,410,160

Other assets less liabilities - 0.18%		74,619

TOTAL NET ASSETS - 100.00%		$ 40,484,779

(a) Variable rate security; the money market rate shown represents the rate at December 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Assets and Liabilities
December 31, 2007

Assets
Investments in securities, at market value (cost $35,844,294)	$ 40,410,160
Receivable for investments sold	41
Dividends receivable	122,071
Prepaid expenses	8,212
Interest receivable	1,984
Total assets	40,542,468

Liabilities
Payable to advisor (a)	8,548
Payable for fund shares redeemed	11,830
Payable to fund administrator, fund accountant & transfer agent	17,834
Payable to custodian	1,282
Accrued 12b-1 fees, Class C	375
Payable to trustees and officers	1,094
Accrued expenses	16,726
Total liabilities	57,689

Net Assets	$ 40,484,779

Net Assets consist of:
Paid in capital	$ 36,187,803
Undistributed net investment income	-
Accumulated net realized (loss) from investment transactions	(268,890)
Net unrealized appreciation on investments	4,565,866

Net Asset Value	$ 40,484,779

Class C:

Net Assets	$ 438,985

Shares outstanding (unlimited number of shares authorized)	37,084

Net asset value and offering price per share	$ 11.84

Redemption price per share ($11.84 * 0.99) (b)	$ 11.72

Class I:

Net Assets	$ 40,045,794

Shares outstanding (unlimited number of shares authorized)	3,380,110

Net asset value, offering and redemption price per share	$ 11.85

(a) See Note 3 in the Notes to the Financial Statements.

(b) The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on Class C shares redeemed less than one year after they are purchased.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Operations
For the year ended December 31, 2007

Investment Income
Dividend income	$ 974,059
Interest income	28,420
Total Income	1,002,479

Expenses
Investment advisor fees (a)	410,662
12b-1 fees, Class C (a)	4,174
Administration expenses	50,006
Transfer agent expenses	31,330
Fund accounting expenses	24,004
Legal expenses	15,521
Registration expenses (Class C - $1,092; Class I - $7,719)	8,811
Custodian expenses	10,148
Trustee expenses	4,619
CCO expenses	5,402
Pricing expenses	4,297
Insurance expenses	5,434
Miscellaneous expenses	1,173
Report printing expenses	4,202
Auditing expenses	13,427
Total Expenses	593,210
Fees waived and expenses reimbursed by Advisor (a)	(178,374)
Net operating expenses	414,836
Net Investment Income	587,643

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	918,090
Change in unrealized appreciation (depreciation) on investment securities	(1,191,350)
Net realized and unrealized gain on investment securities	(273,260)
Net increase in net assets resulting from operations	$ 314,383

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statements of Changes In Net Assets

	Year ended	Year ended
Increase (Decrease) in Net Assets Due To:	December 31, 2007	December 31, 2006
Operations:
Net investment income	$ 587,643	$ 547,857
Net realized gain on investment securities	918,090	198,271
Change in unrealized appreciation (depreciation) on investment securities	(1,191,350)	4,752,320
Net increase in net assets resulting from operations	314,383	5,498,448

Distributions to shareholders:
From net investment income, Class C	(2,255)	(2,265)
From net investment income, Class I	(588,658)	(542,251)
From net realized gain, Class C	(10,542)	-
From net realized gain, Class I	(964,980)	-
Change in net assets from distributions	(1,566,435)	(544,516)

Capital Share Transactions - Class C
Proceeds from sale of shares	80,758	41,064
Reinvestment of distributions	12,506	2,208
Shares redeemed	(18,354)	(86,320)
Net increase (decrease) in net assets resulting
from Class C share transactions	74,910	(43,048)

Capital Share Transactions - Class I
Proceeds from sale of shares	6,185,590	5,946,839
Reinvestment of distributions	1,515,995	531,058
Shares redeemed	(4,783,312)	(3,940,191)
Net increase in net assets resulting
from Class I share transactions	2,918,273	2,537,706

Net increase in net assets resulting
from share transactions	2,993,183	2,494,658

Total increase in Net Assets	1,741,131	7,448,590

Net Assets
Beginning of year	38,743,648	31,295,058

End of year	$ 40,484,779	$ 38,743,648

Accumulated undistributed net investment income	$ -	$ 3,341

Capital Share Transactions - C Shares
Shares sold	6,357	3,730
Shares issued in reinvestment of distributions	1,069	180
Shares repurchased	(1,428)	(7,657)

Net increase (decrease) from capital share transactions	5,998	(3,747)

Capital Share Transactions - I Shares
Shares sold	492,920	538,609
Shares issued in reinvestment of distributions	129,461	43,352
Shares repurchased	(388,488)	(357,709)

Net increase from capital share transactions	233,893	224,252

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class C
Financial Highlights
(For a share outstanding during the period)

	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005		Period Ended December 31, 2004(a)

Selected Per Share Data
Net asset value, beginning of period	$ 12.19	$ 10.57	$ 11.14		$ 10.32
Income from investment operations:
Net investment income	0.06	0.07	0.06		0.07
Net realized and unrealized gain (loss)	(0.05)	1.62	(0.57)		0.84
Total from investment operations	0.01	1.69	(0.51)		0.91
Less Distributions to shareholders:
From net investment income	(0.06)	(0.07)	(0.06)		(0.08)
From net realized gain	(0.30)	-	-	(b)	(0.01)
Total distributions	(0.36)	(0.07)	(0.06)		(0.09)

Paid in capital from CDSC fees	-	-	-		- (c)

Net asset value, end of period	$ 11.84	$ 12.19	$10.57		$11.14

Total Return (d)	0.11%	16.02%	-4.54%		8.82%(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$439	$379	$368		$232
Ratio of expenses to average net assets	2.00%	2.00%	2.00%		2.00%(f)
Ratio of expenses to average net assets
before waiver & reimbursement	2.68%	2.76%	2.18%		6.06%(f)
Ratio of net investment income to
average net assets	0.44%	0.57%	0.37%		1.45%(f)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.24)%	(0.19)%	0.20%		(2.61)% (f)
Portfolio turnover rate	32.97%	35.04%	34.53%		32.09%

(a) For the period January 27, 2004 (Commencement of Operations) to December 31, 2004.

(b) Distribution rounds to less than $0.005 per share.

(c) CDSC fees resulted in less than $0.005 per share.

(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.

(e) Not annualized

(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class I
Financial Highlights
(For a share outstanding during the period)

	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31/2005	Period Ended December 31/2004(a)

Selected Per Share Data
Net asset value, beginning of period	$ 12.19	$ 10.58	$ 11.13	$ 10.00
Income from investment operations:
Net investment income	0.18	0.18	0.13	0.12
Net realized and unrealized gain (loss)	(0.04)	1.60	(0.55)	1.14
Total from investment operations	0.14	1.78	(0.42)	1.26
Less Distributions to shareholders:
From net investment income	(0.18)	(0.17)	(0.13)	(0.12)
From net realized gain	(0.30)	-	-(b)	(0.01)
Total distributions	(0.48)	(0.17)	(0.13)	(0.13)

Net asset value, end of period	$ 11.85	$ 12.19	$ 10.58	$ 11.13

Total Return (c)	1.20%	16.86%	-3.74%	12.62%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 40,046	$ 38,365	$ 30,927	$ 22,604
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.43%	1.50%	1.55%	2.52%(e)
Ratio of net investment income to
average net assets	1.44%	1.60%	1.38%	2.47%(e)
Ratio of net investment income to
average net assets before waiver & reimbursement	1.01%	1.10%	0.83%	0.95%(e)
Portfolio turnover rate	32.97%	35.04%	34.53%	32.09%

(a) For the period January 5, 2004 (Commencement of Operations) to December 31, 2004.
(b) Distribution rounds to less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund

Notes to the Financial Statements

December 31, 2007

NOTE 1.	ORGANIZATION

Crawford Dividend Growth Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on December 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). Operations were authorized to commence on January 2, 2004. The investment objective of the Fund is to provide total return. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I. Class I shares were first offered to the public on January 5, 2004; and Class C shares were first offered to the public on January 27, 2004. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

December 31, 2007

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For 2007, the Fund reclassified $6,676 of net investment income to net accumulated realized gains/losses and $48,016 of net accumulated realized losses to paid in capital.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases; however, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 1 year after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

December 31, 2007

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s net operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) at 1.00% of its average daily net assets through its fiscal year ending December 31, 2008. For the fiscal year ended December 31, 2007, the Advisor earned fees of $410,662 from the Fund, before waiver of fees. At December 31, 2007, the Fund owed the Advisor $8,548.

For the fiscal year ended December 31, 2007, the Advisor waived fees of $178,373. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided the Fund can make the repayment without exceeding the 1.00% expense limitation. At December 31, 2007, the amounts subject to recoupment are as follows:

Recoverable Through
Amount	December 31,
$178,374	2010

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

December 31, 2007

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the fiscal year ended December 31, 2007, Unified earned fees of $50,006 for administrative services provided to the Fund. At December 31, 2007, the Fund owed Unified $8,936 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the fiscal year ended December 31, 2007, the Custodian earned fees of $10,148 for custody services provided to the Fund. At December 31, 2007, the Fund owed the Custodian $1,282 for custody services. A Trustee of the Trust is a member of management of the Custodian.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the fiscal year ended December 31, 2007, Unified earned fees of $22,463 from the Fund for transfer agent services provided to the Fund and $8,867 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the fiscal year ended December 31, 2007, Unified earned fees of $24,004 from the Fund for fund accounting services provided to the Fund. At December 31, 2007, the Fund owed Unified $3,750 for transfer agent services, $2,991 in reimbursement of out-of-pocket expenses and $2,157 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the fiscal year ended December 31, 2007. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliated of the Distributor. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

The Fund has adopted a Distribution Plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services. The 12b-1 payments are made to the Advisor, as the disbursing agent, to pay for eligible expenses. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. The Plan is designed to promote the sale of shares of the Fund. The Plan is a compensation plan, which means that the compensation is provided regardless of 12b-1 expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan. For the fiscal year ended December 31, 2007, the Fund incurred 12b-1 expenses of $4,174. At December 31, 2007, the Fund owed the Advisor $375 in 12b-1 fees.

The Fund invests in shares of the Huntington Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $28,420 was received from the Money Market Fund in 2007.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

December 31, 2007

NOTE 4.	INVESTMENT TRANSACTIONS

For the fiscal year ended December 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of December 31, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $36,113,184.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2007, Ameritrade Inc., for the benefit of its customers, owned 33.97% of the Class I shares. First Clearing, LLC, for the benefit of its customers, owned 30.00% of the Class C shares and Morgan Keegan & Co., for the benefit of its customers, owned 68.09% of the Class C shares. Therefore, the foregoing entities may be deemed to control the Fund, or a particular class thereof.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

On December 17, 2007, the Fund paid an income distribution of $0.1802 per share, a long-term capital gain distribution of $0.2809 per share and a short-term capital gain distribution of $0.0145 per share to Class I shareholders of record on December 14, 2007.

On December 17, 2007, the Fund paid an income distribution of $0.0632 per share, a long-term capital gain distribution of $0.2809 per share and a short-term capital gain distribution of $0.0145 per share to Class C shareholders of record on December 14, 2007.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

December 31, 2007

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS – continued

The tax character of distributions paid during the fiscal years 2007 and 2006 was as follows:

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation as of December 31, 2007 was attributable primarily to the tax deferral of losses on wash sales in the amount of $30,491 and the Fund’s election to defer post-October losses of $238,399.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees of

Crawford Dividend Growth Fund

(Unified Series Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Crawford Dividend Growth Fund (the “Fund”), a series of the Unified Series Trust, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Crawford Dividend Growth Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

February 27, 2008

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age - 60) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation, since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (Age - 61) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (Age - 57) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (Age - 55) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 52)*** Trustee, November 2007 to present;	Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001.
Anthony J. Ghoston (Age - 48) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

John C. Swhear (Age - 46) Senior Vice President, May 2007 to present

Vice President of Legal Administration and Compliance for Unified Fund Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Employed in various positions with American United Life Insurance Company from 1983 to April 2007, including: Associate General Counsel, April 2007, Investment Adviser Chief Compliance Officer, June 2004 to April 2007, Assistant Secretary to the Board of Directors, December 2002 to April 2007, Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007, Chief Counsel and Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

J. Michael Landis (Age - 36) Interim Chief Financial Officer and Treasurer, March 2007 to present

Vice President of Fund Accounting and Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October, 2006; Director of Fund Accounting and Fund Administration for PFPC, a mutual fund servicing company, from July 2006 to October 2006; Manager of Fund Accounting for Unified Fund Services, Inc. from November 2004 to July 2006; Manager of Fund Accounting for Mellon Financial Corporation from November 1998 to November 2004.

Lynn E. Wood (Age - 61) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather Bonds (Age - 31) Secretary, July 2005 to present; Assistant Secretary , September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Student at Indiana University School of Law – Indianapolis, J.D. Candidate in December 2007; Assistant Secretary of Dean Family of Funds since August 2004; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005, Assistant Secretary from September 2004 to June 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

* The address for each officer is 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208.

** The Trust currently consists of 37 series.

*** Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., one of the Trust’s distributors.

MANAGEMENT AGREEMENT APPROVAL

(UNAUDITED)

The continuation of the Management Agreement of the Crawford Dividend Growth Fund (the “Fund”) with Crawford Investment Counsel (the “Advisor”) was recommended by the Advisor Contract Renewal Committee (the “Committee”) of the Board, and approved by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the Independent Trustees and each an “Independent Trustee”) at an in-person meeting held on November 11, 2007. The Chairman noted that no changes had been proposed to the Fund’s management agreement or expense cap side letter. Materials provided to the Committee included: (i) executed copies of the Fund’s management agreement and current expense cap side letter, (ii) a letter from the Administrator to the Advisor setting forth, and the Advisor’s response to, a detailed series of questions regarding, among other things, the Advisor’s services to the Fund, its profitability from managing the Fund and ideas for future growth for the Fund, (iii) a certification from the Advisor that it had adopted a compliance program that is reasonably designed to prevent violations of federal securities laws by the Fund, (iv) a summary of any recent SEC staff examination of the Fund or the Advisor (to the extent not previously provided to the Board), (v) the Advisor’s Form ADV Part II and accompanying schedules, (vi) a balance sheet for the Advisor as of June 30, 2007 (vii) reports regarding the Fund’s performance for the past 1- and 3-year periods and comparisons of the same to the Fund’s benchmark(s) and peer group for the same periods, and (viii) reports comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursements) to the Fund’s peer group as determined by the Administrator. The Committee also interviewed the Advisor’s compliance officer and portfolio manager with respect to these and other issues.

The Committee members noted that they had received and evaluated such information as they deemed necessary to make their recommendation. The Committee also noted that it had taken into account a number of factors that they believed to be relevant, using their own business judgment. They noted that this included information regarding the Advisor that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Committee in connection with its review of the Fund’s Management Agreement.

As to the nature, extent, and quality of the services provided by the Advisor, the Committee reviewed the responses from the Advisor as to the resources provided to the Fund, and considered the adequacy of such resources in light of the expected growth in the level of Fund assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs. The Committee determined that the Advisor’s resources appear adequate, and specifically noted that the Advisor provides two portfolio managers to manage the Fund, each of whom appears to have the necessary experience to manage the Fund. It noted that the Advisor also provides the support of various administrative staff, including two research analysts, and a compliance officer, who monitors the Fund’s portfolio on a regular basis. The Committee noted that they had sought and received assurances from the Fund’s portfolio managers that their current work load allows sufficient time to devote to Fund matters. The Committee noted that the Advisor was not proposing any changes to the level of services provided to the Fund.

The Committee next reviewed various compliance reports provided by the Advisor and the Fund’s administrator to the Board throughout the year and noted, based on such reports, that the Fund’s investment policies and restrictions were consistently complied with during the last year. The Committee also noted that the Advisor was not proposing any material amendments to its compliance policies and procedures.

The Committee then discussed the Fund’s performance with the portfolio manager and reviewed other materials provided by the Advisor and the Administrator with respect to such performance. The Committee noted that the Fund’s benchmark is the Russell 1000 Value Index, and its peer group, as determined by the Administrator, is the Morningstar category of “Large Value Equity Funds.” The Committee noted that the Administrator reported that the Class I shares of the Fund had outperformed the Fund’s benchmark during each of the past 1-year (6.97% versus 5.97%) and year-to-date (14.50% versus 14.45%) periods, but that the Fund’s performance was slightly lower than its peer group’s average performance during the same periods, which was 7.83% and 15.93%, respectively.

MANAGEMENT AGREEMENT APPROVAL

(UNAUDITED) - continued

The Committee then discussed the Advisor’s fee rates and profitability. The Committee noted that, at 1.00%, the Fund’s management fee was higher than its peer group average of 0.70%, but significantly lower than the maximum at 1.51%. The Committee then sought and received assurances from the Advisor that it would contractually agree to continue capping certain operating expenses of the Fund through December 31, 2008. The Administrator noted that total operating expenses were capped at 1.00% for each Class of the Fund, with certain typical exclusions and also excluding 12b-1 fees for the Class C shares of the Fund. The Administrator reported that, after fee waiver and reimbursement, the Fund’s Class I total expense ratio was well below its peer group’s average expense ratio (1.02% compared to 1.33%).

The Committee reviewed the Advisor’s financial statements as of June 30, 2007. The Committee noted the Advisor’s representation that it had realized a small profit from managing the Fund during the calendar year 2006. The Committee noted, however, that the Advisor had waived approximately half of its advisory fees from the Fund during its last fiscal year pursuant to its expense cap agreement.

The Committee noted that the Advisor had entered into soft dollar arrangements pursuant to which a portion of the Fund’s brokerage commissions are directed to brokers and dealers who provide the Advisor with research services, and that a significant portion of the commissions paid to brokers during the Fund’s last fiscal year were soft dollar-related. The Committee sought and received assurances from the Advisor that it had adopted sufficient trading policies, including policies to ensure that its soft dollar practices were in compliance with regulatory requirements, and were in the best interest of the Fund and its shareholders. The Committee also noted that the Class C shares of the Fund have a Rule 12b-1 plan, but that 100% of the 12b-1 fees paid out by Class C shares of the Fund during its last fiscal year were paid out to selling brokers.

In determining the reasonableness of the advisory fees, the Committee also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. The Committee noted that the Fund’s total expense ratio is lower than its peer group’s average. It also noted that although the Fund’s assets are growing, it did not appear that the Advisor has begun to realize significant economies of scale from managing the Fund. Further, the Board noted that the Advisor had agreed to continue its expense cap agreement with the Fund.

The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fees were reasonable and that they were unanimously recommending that the Board approve the Fund’s Management Agreement. After reviewing and discussing the materials and the Committee’s recommendation, the Board which was at the time comprised solely of trustees who are not “interested persons” (within the meaning of the Investment Company Act of 1940, as amended) of the Trust, determined that the Management Agreement was reasonable and renewed it for an additional year.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (800) 431-1716; or (2) from Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

J. Michael Landis, Interim Chief Financial Officer and Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Annual Report

December 31, 2007

Fund Advisor:

Gamble Jones Investment Counsel

301 East Colorado Boulevard, Suite 802

Pasadena, California 91101

Toll Free 1-888-912-4562

GJMB Growth Fund

Management’s Discussion & Analysis

The stock market in 2007 was largely dominated by the subprime mortgage debacle. The market performed well during the first half of the year as positive economic data, solid corporate earnings and a flurry of merger-and-acquisition activity overshadowed the early signs of the looming subprime crisis. However, the market began to struggle during the summer as investors focused more attention on the housing slump and its effect on a tightening credit market through the resulting fallout in mortgage-backed securities. The Federal Reserve offered a brief reprieve as it began in August to steadily cut interest rates and add liquidity to the credit market. As a result, the stock market rallied and reached a new high in October. However, investor anxiety soon returned following a number of multibillion-dollar credit related write-downs by several major banks, and the market struggled for the remainder of the year. In the end, the market (as represented by the S&P 500) produced a modest total return of 5.49% for the year.

The GJMB Growth Fund trailed the S&P 500 in 2007. This was due in large part to positions in some financial and retail names, which served as a drag on the Fund’s performance. Financial stocks were under pressure during the year as a result of the aforementioned subprime turmoil. Retail stocks also struggled during the year as a result of increasing concern that the long resilient U.S. consumer would finally begin to feel the strain of both the sloppy housing market and rising energy prices.

The dreaded ‘R’ word has been bandied about more than a little bit in recent months. There is little doubt that the collapse in the subprime arena has begun to spread to the broader economy, increasing the odds that a recession will occur in 2008. A softening job market is likely to further pressure consumer spending, which represents 70% of the economy. Even so, we think that the Federal Reserve will continue to lower interest rates, which should help the economy to narrowly avert a recession. While growth is still likely to be tepid over the near term, we believe that stocks today are reasonably priced for an economic slowdown and that the Fund is well-positioned for such an environment.

The views expressed are those of the advisor as of December 31, 2007 and are not intended as a forecast or as investment recommendations.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 31, 1998 (commencement of Fund operations) and held through December 31, 2007. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower than the performance quoted. For more information on the Fund and to obtain performance data current to the most recent month end, please call 1-888-912-4562. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets

The Fund invests primarily in common stocks of U.S. companies, which the Fund’s advisor believes offer superior prospects for growth.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees and Trustee fees and expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GJMB Growth Fund	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During the Period* July 1, 2007 – December 31, 2007
Actual	$1,000.00	$1,007.29	$6.21
Hypothetical **	$1,000.00	$1,019.02	$6.25

* Expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before taxes.

GJMB Growth Fund
Schedule of Investments
December 31, 2007

Common Stocks - 90.76%	Shares	Value

Beverages - 5.23%
The Coca-Cola Co.	10,500	$ 644,385

Biological Products - 1.89%
Amgen, Inc. (a)	5,000	232,200

Computer Communications Equipment - 4.40%
Cisco Systems, Inc. (a)	20,000	541,400

Converted Paper & Paperboard Products - 3.66%
Kimberly-Clark Corp.	6,500	450,710

Crude Petroleum & Natural Gas - 4.10%
Royal Dutch Shell plc (b)	6,000	505,200

Electronic & Other Electrical Equipment - 7.44%
Emerson Electric Co.	7,000	396,620
General Electric Co.	14,000	518,980
		915,600

Fire, Marine & Casualty Insurance - 3.79%
American International Group, Inc.	8,000	466,400

National Commercial Banks - 3.69%
Bank of America Corp.	11,000	453,860

Petroleum Refining - 10.28%
BP plc (b)	5,500	402,435
Chevron Corp.	5,000	466,650
ConocoPhillips	4,500	397,350
		1,266,435

Pharmaceutical Preparations - 9.71%
Abbott Laboratories	9,000	505,350
Johnson & Johnson	7,500	500,250
Novartis AG (b)	3,500	190,085
		1,195,685

Retail - Drug Stores and Proprietary Stores - 2.63%
Walgreen Co.	8,500	323,680

Retail - Eating & Drinking Places - 1.99%
Starbucks Corp. (a)	12,000	245,640

Retail - Variety Stores - 2.84%
Target Corp.	7,000	350,000

Semiconductors & Related Devices - 4.76%
Intel Corp.	22,000	586,520

Services - Miscellaneous Amusement & Recreation - 3.41%
The Walt Disney Co.	13,000	419,640

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Schedule of Investments - continued
December 31, 2007

Common Stocks - 90.76% - continued	Shares	Value

Services - Prepackaged Software - 5.93%
Microsoft Corp.	20,500	$ 729,800

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 5.37%
The Procter & Gamble Co.	9,000	660,780

Surgical & Medical Instruments & Apparatus - 4.11%
3M Co.	6,000	505,920

Telephone Communications - 2.66%
Verizon Communications, Inc.	7,500	327,675

Trucking & Courier Services (No Air) - 2.87%
United Parcel Service, Inc. - Class B	5,000	353,600

TOTAL COMMON STOCKS (Cost $9,580,248)		11,175,130

Money Market Securities - 9.20%
Huntington Money Market Fund - Investment Shares, 3.44% (c)	1,132,847	1,132,847

TOTAL MONEY MARKET SECURITIES (Cost $1,132,847)		1,132,847

TOTAL INVESTMENTS (Cost $10,713,095) - 99.96%		$ 12,307,977

Other assets less liabilities - 0.04%		5,066

TOTAL NET ASSETS - 100.00%		$ 12,313,043

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2007.
*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Statement of Assets and Liabilities
December 31, 2007

Assets
Investments in securities, at market value (cost $10,713,095)	$ 12,307,977
Interest receivable	3,306
Dividends receivable	14,435
Total assets	12,325,718

Liabilities
Accrued advisory fees	12,675
Total liabilities	12,675

Net Assets	$ 12,313,043

Net Assets consist of:
Paid in capital	$ 12,019,771
Accumulated undistributed net investment income	6,102
Accumulated net realized (loss) on investments	(1,307,712)
Net unrealized appreciation on investments	1,594,882

Net Assets	$ 12,313,043

Shares outstanding (unlimited amount authorized)	1,075,018

Net Asset Value, offering and redemption price per share	$ 11.45

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Statement of Operations
For the year ended December 31, 2007

Investment Income
Dividend income (net of foreign taxes on dividends of $2,529)	$ 264,633
Interest income	37,775
Total Income	302,408

Expenses
Investment advisory fee	154,523
Trustee expenses	3,853
Total Expenses	158,376
Net Investment Income	144,032

Realized & Unrealized Gain
Net realized gain on investment securities	223,470
Change in unrealized appreciation (depreciation)
on investment securities	188,187
Net realized and unrealized gain on investment securities	411,657
Net increase in net assets resulting from operations	$ 555,689

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Statements of Changes In Net Assets

	Year ended	Year ended
Increase in Net Assets Due to:	December 31, 2007	December 31, 2006
Operations
Net investment income	$ 144,032	$183,836
Net realized gain on investment securities	223,470	205,750
Change in unrealized appreciation (depreciation) on investment securities	188,187	1,137,150
Net increase in net assets resulting from operations	555,689	1,526,736

Distributions
From net investment income	(144,096)	(184,201)
Total distributions	(144,096)	(184,201)

Capital Share Transactions
Proceeds from shares sold	668,605	630,129
Reinvestment of distributions	138,313	179,581
Amount paid for shares repurchased	(1,612,577)	(2,091,249)
Net decrease in net assets resulting
from share transactions	(805,659)	(1,281,539)
Total Increase (Decrease) in Net Assets	(394,066)	60,996

Net Assets
Beginning of year	12,707,109	12,646,113

End of year	$12,313,043	$12,707,109

Accumulated undistributed net investment income included in net assets	$6,102	$6,166

Capital Share Transactions
Shares sold	59,995	61,273
Shares issued in reinvestment of distributions	11,934	16,134
Shares repurchased	(139,609)	(202,273)

Net decrease from capital share transactions	(67,680)	(124,866)

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Financial Highlights
(For a share outstanding during the period)

	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004	Year ended December 31, 2003
Selected Per Share Data

Net asset value, beginning of period	$ 11.12	$ 9.98	$ 9.89	$ 9.73	$ 8.24

Income from investment operations
Net investment income	0.14	0.16	0.13	0.08	0.01
Net realized and unrealized gain (loss)	0.33	1.14	0.09	0.16	1.51
Total from investment operations	0.47	1.30	0.22	0.24	1.52

Less Distributions to Shareholders:
From net investment income	(0.14)	(0.16)	(0.13)	(0.08)	(0.03)
Total distributions	(0.14)	(0.16)	(0.13)	(0.08)	(0.03)

Net asset value, end of period	$ 11.45	$ 11.12	$ 9.98	$ 9.89	$ 9.73

Total Return (a)	4.17%	13.05%	2.20%	2.42%	18.47%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 12,313	$ 12,707	$ 12,646	$ 13,416	$ 13,936
Ratio of expenses to average net assets	1.23%	1.23%	1.24%	1.20%	1.20%
Ratio of expenses to average net assets
before waiver & reimbursement	1.23%	1.23%	1.24%	1.21%	1.21%
Ratio of net investment income to
average net assets	1.12%	1.48%	1.22%	0.75%	0.16%
Ratio of net investment income to
average net assets before waiver & reimbursement	1.12%	1.48%	1.22%	0.74%	0.14%
Portfolio turnover rate	13.40%	36.03%	162.82%	95.40%	81.15%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2007

NOTE 1.	ORGANIZATION

GJMB Growth Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003 the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on December 31, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees (the “Board”). The investment objective of the Fund is long-term capital appreciation. The investment advisor to the Fund is Gamble Jones Investment Counsel (the “Advisor”).

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2007 – continued

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, or accreted, using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Except for Trustee fees, the trust-level expenses which are allocated to the Fund, are paid by the Advisor.

Dividends and Distributions - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are primarily caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year ended December 31, 2007, there were no such reclassifications.

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund.

As of and during the period ended December 31, 2007, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2007 – continued

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Trust does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested Trustees, extraordinary expenses, and 12b-1 expenses, if any. The Agreement does not require the Advisor to pay indirect expenses incurred by the Fund, such as fees and expenses of other investment companies in which the Fund may invest. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.20% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Advisor. For the fiscal year ended December 31, 2007, the Advisor earned a fee of $154,523 from the Fund. At December 31, 2007, the Fund owed the Advisor $12,675 for its advisory services.

The Fund retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

Unified Financial Securities, Inc. (the “Distributor) acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for the fiscal year ended December 31, 2007. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

The Fund invests in Huntington Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares, Inc. Interest income of $37,775 during the fiscal year ended December 31, 2007 was received from the Money Market Fund.

NOTE 4.	INVESTMENTS

For the fiscal year ended December 31, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2007 – continued

NOTE 4.	INVESTMENTS – continued

As of December 31, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At December 31, 2007, the aggregate cost of securities for federal income tax purposes was $10,713,095.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2007, Charles Schwab & Co. and National Financial Services Corp., held in omnibus accounts for the benefit of their customers, 58.09% and 40.27%, respectively, of the Fund’s shares. As a result of the beneficial ownership described above, Charles Schwab & Co. and National Financial Services Corp. may be deemed to control the Fund.

NOTE 7.	CAPITAL LOSS CARRYFORWARD

At December 31, 2007, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,218,833, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Expiring December 31,	Amount
2010	$992,939
2011	$225,894

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2007 – continued

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

On December 21, 2007, the Fund paid an income distribution of $0.1355 per share to shareholders of record on December 20, 2007.

The tax character of distributions paid during fiscal years 2007 and 2006 was as follows:

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $5,779 and the Fund’s election to defer post-October losses of $83,100.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

GJMB Growth Fund

(Unified Series Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the GJMB Growth Fund (the “Fund”), a series of the Unified Series Trust, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period indicated prior to December 31, 2004 were audited by other auditors, who expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GJMB Growth Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

February 27, 2008

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age - 60) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation, since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (Age - 61) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (Age - 57) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (Age - 55) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 52)*** Trustee, November 2007 to present	Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001.
Anthony J. Ghoston (Age - 48) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

John C. Swhear (Age - 46) Senior Vice President, May 2007 to present

Vice President of Legal Administration and Compliance for Unified Fund Services, Inc., the Trust’s administrator, since April 2007; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007; Employed in various positions with American United Life Insurance Company from 1983 to April 2007, including: Associate General Counsel, April 2007, Investment Adviser Chief Compliance Officer, June 2004 to April 2007, Assistant Secretary to the Board of Directors, December 2002 to April 2007, Chief Compliance Officer of OneAmerica Funds, Inc., June 2004 to April 2007, Chief Counsel and Secretary, OneAmerica Securities, Inc., December 2002 to April 2007.

J. Michael Landis (Age - 36) Interim Chief Financial Officer and Treasurer, March 2007 to present

Vice President of Fund Accounting and Fund Administration for Unified Fund Services, Inc., the Trust’s administrator, since October, 2006; Director of Fund Accounting and Fund Administration for PFPC, a mutual fund servicing company, from July 2006 to October 2006; Manager of Fund Accounting for Unified Fund Services, Inc. from November 2004 to July 2006; Manager of Fund Accounting for Mellon Financial Corporation from November 1998 to November 2004.

Lynn E. Wood (Age - 61) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather Bonds (Age - 31) Secretary, July 2005 to present; Assistant Secretary , September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Student at Indiana University School of Law – Indianapolis, J.D. Candidate in December 2007; Assistant Secretary of Dean Family of Funds since August 2004; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005, Assistant Secretary from September 2004 to June 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

>* The address for each officer is 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208.

** The Trust currently consists of 37 series.

*** Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., one of the Trust’s distributors.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 912-4562; or (2) from Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

J. Michael Landis, Interim Chief Financial Officer and Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Gamble Jones Investment Counsel

301 East Colorado Blvd.

Suite 802

Pasadena, CA 91101

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.

(a)        As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)         Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)        The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

GJMB

FY 2007	$ 11,700
FY 2006	$ 10,760

Crawford

FY 2007	$ 13,200
FY 2006	$ 12,760

(b)	Audit-Related Fees

	Registrant	Adviser
FY 2007	$ 0	$ 0
FY 2006	$ 0	$ 0

Nature of the fees:

(c)	Tax Fees

GJMB

FY 2007	$ 1,950
FY 2006	$ 1,950

Crawford

FY 2007	$ 1,950
FY 2006	$ 1,950

Nature of the fees:	preparation of the 1120 RIC & Excise returns

(d)	All Other Fees

	Registrant	Adviser
FY 2007	$ 0	$ 0
FY 2006	$ 0	$ 0

Nature of the fees:

(e)

(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)         During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2007	$ 0	$0
FY 2006	$ 0	$0

(h)        Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

tem 6. Schedule of Investments. ot applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of December 11, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Code is filed herewith

(a)(2)        Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)        Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By /s/ Anthony Ghoston

Anthony Ghoston, President

Date	03/04/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Anthony Ghoston

Anthony Ghoston, President

Date	03/04/2008

By

* /s/ William Murphy

William Murphy, Interim Treasurer

Date	03/04/2008